Stock-Based Compensation - Schedule of Compensation Cost Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation cost	$ 62,522	$ 55,607	$ 43,002
Less: Reimbursed costs and capitalized cost	(1,398)	(1,350)	(1,156)
Compensation cost after reimbursed costs and capitalized cost	61,124	54,257	41,846
Less: Related tax benefit	(18,650)	(16,782)	(11,230)
Compensation cost, net of tax benefit	42,474	37,475	30,616
Omnibus Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation cost	49,383	43,661	33,742
MGP Omnibus Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation cost	2,568	3,401	0
MGM China Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation cost	$ 10,571	$ 8,545	$ 9,260